Stock-based Compensation - Additional Information (FY) (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 16, 2021	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense (credit)		$ 2,819,000	$ 4,383,000		$ 29,300,000	$ 13,515,000	$ 23,493,000	$ 29,324,000
Incremental expense								4,100,000
Stock-based compensation		2,819,000	4,383,000	[1]		13,515,000	23,493,000	29,324,000
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 200,000				$ 200,000
Nonvested award, period for recognition		8 months 12 days				10 months 24 days
Share-based compensation expense (credit)		$ 100,000	300,000			$ 500,000	2,300,000	20,900,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 16,000,000				$ 20,600,000
Nonvested award, period for recognition		1 year 7 months 6 days				1 year 9 months 18 days
Share-based compensation expense (credit)		$ 2,700,000	4,000,000			$ 13,100,000	21,200,000	8,000,000
Restricted Stock Units | Former Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (credit)						600,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized						0
Share-based compensation expense (credit)		$ 0	$ 100,000
Stock-based compensation						$ (100,000)	$ 100,000	$ 400,000
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award		0.00%				0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award		200.00%				200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001	$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		33,146,412				33,146,412
Period of automatic increase of shares		10 years				10 years
Percent of increase in shares from capital stock outstanding		5.00%				5.00%
Number of shares available for future issuance (in shares)		22,446,927				19,530,046

[1]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.